UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   Managing Director
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver   Westport, Connecticut   May 14, 2012
         ----------------   ---------------------   ------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total (x$1,000): $ 1,090,929

List of Included Managers:

         Andrew  J.  Knuth  Westport Advisers, LLC
         Edmund  H. Nicklin Westport Advisers, LLC

List of Other Included Managers:
         No.     13F File Number           Name


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
               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
Abbott Laboratories                    COM      002824100       4,137      67,500 SH       Sole                   67,500
Air Products & Chemicals, Inc.         COM      009158106      12,852     140,000 SH       Sole                  140,000
Albemarle Corp.                        COM      012653101       8,137     127,300 SH       Sole                  127,300
American Eagle Outfitters, Inc         COM      02553E106       8,595     500,000 SH       Sole                  500,000
Amphenol Corp.                         COM      032095101      12,032     201,300 SH       Sole                  201,300
Anadarko Petroleum Corp.               COM      032511107      14,885     190,000 SH       Sole                  190,000
Arbitron, Inc.                         COM      03875Q108      15,473     418,417 SH       Sole                  418,417
Arthur J. Gallagher & Company          COM      363576109      14,418     403,424 SH       Sole                  403,424
Banner Corporation                     COM      06652V208       3,285     149,095 SH       Sole                  149,095
Big Lots, Inc.                         COM      089302103      52,001   1,208,756 SH       Sole                1,208,756
Brown & Brown, Inc.                    COM      115236101      18,507     778,261 SH       Sole                  778,261
CA, Inc.                               COM      12673P105      12,542     455,089 SH       Sole                  455,089
CACI International, Inc.               COM      127190304      13,760     220,900 SH       Sole                  220,900
CVS Caremark Corp.                     COM      126650100       8,606     192,090 SH       Sole                  192,090
Carter's Inc.                          COM      146229109       8,959     180,000 SH       Sole                  180,000
Charles River Laboratories Int         COM      159864107       4,872     135,000 SH       Sole                  135,000
Check Point Software Technolog         COM      M22465104      15,547     243,528 SH       Sole                  243,528
Checkpoint Systems, Inc.               COM      162825103       7,717     684,150 SH       Sole                  684,150
Chicago Bridge & Iron Company          COM      167250109       7,843     181,600 SH       Sole                  181,600
Cullen/Frost Bankers, Inc.             COM      229899109       4,073      70,000 SH       Sole                   70,000
Darden Restaurants, Inc.               COM      237194105      33,510     655,000 SH       Sole                  655,000
DeVry, Inc.                            COM      251893103      28,620     845,000 SH       Sole                  845,000
Dr. Pepper Snapple Group, Inc.         COM      26138E109      12,063     300,000 SH       Sole                  300,000
EOG Resources, Inc.                    COM      26875P101      19,165     172,500 SH       Sole                  172,500
Entergy Corp.                          COM      29364G103       6,216      92,500 SH       Sole                   92,500
FEI Company                            COM      30241L109      30,683     624,772 SH       Sole                  624,772
FMC Corp.                              COM      302491303      19,055     180,000 SH       Sole                  180,000
FedEx Corp.                            COM      31428X106       7,817      85,000 SH       Sole                   85,000
Forest Oil Corp.                       COM      346091705      13,430   1,108,058 SH       Sole                1,108,058
General Communication, Inc. -          COM      369385109       4,503     516,372 SH       Sole                  516,372
IPG Photonics Corp.                    COM      44980X109      24,984     480,000 SH       Sole                  480,000
ITT Educational Services, Inc.         COM      45068B109      19,187     290,098 SH       Sole                  290,098
International Rectifier Corp.          COM      460254105       2,774     120,246 SH       Sole                  120,246
Interpublic Group of Companies         COM      460690100      10,269     900,000 SH       Sole                  900,000
JDA Software Group, Inc.               COM      46612K108       9,165     333,500 SH       Sole                  333,500
John Wiley & Sons, Inc. - Clas         COM      968223206      13,563     285,000 SH       Sole                  285,000
Laboratory Corporation of Amer         COM      50540R409      13,731     150,000 SH       Sole                  150,000
Lender Processing Services, In         COM      52602E102      11,626     447,160 SH       Sole                  447,160
Lone Pine Resources, Inc.              COM      54222A106       6,192     952,667 SH       Sole                  952,667
MSC Industrial Direct Company          COM      553530106      13,949     167,500 SH       Sole                  167,500
MasterCard, Inc. - Class A             COM      57636Q104      10,513      25,000 SH       Sole                   25,000
McCormick & Company, Inc.              COM      579780206      13,622     250,260 SH       Sole                  250,260
Orient Express Hotels Ltd. - C         COM      G67743107       8,230     806,827 SH       Sole                  806,827
Pall Corp.                             COM      696429307      16,249     272,500 SH       Sole                  272,500
Parametric Technology Corp.            COM      699173209      25,713     920,304 SH       Sole                  920,304
Plains Exploration & Productio         COM      726505100      41,832     980,827 SH       Sole                  980,827
Praxair, Inc.                          COM      74005P104      14,101     123,000 SH       Sole                  123,000
Precision Castparts Corp.              COM      740189105      86,831     502,203 SH       Sole                  502,203
QLogic Corp.                           COM      747277101      13,800     777,016 SH       Sole                  777,016
Republic Services, Inc.                COM      760759100      12,682     415,000 SH       Sole                  415,000
Rofin-Sinar Technologies, Inc.         COM      775043102       7,422     281,458 SH       Sole                  281,458
Rogers Corp.                           COM      775133101       9,143     235,953 SH       Sole                  235,953
Ross Stores, Inc.                      COM      778296103      13,363     230,000 SH       Sole                  230,000
Saks, Inc.                             COM      79377w108      10,595     912,600 SH       Sole                  912,600
State Street Corp.                     COM      857477103       4,891     107,500 SH       Sole                  107,500
Stone Energy Corp.                     COM      861642106      11,108     388,541 SH       Sole                  388,541
SunTrust Banks, Inc.                   COM      867914103         242      10,000 SH       Sole                   10,000
Synopsys, Inc.                         COM      871607107      50,157   1,635,904 SH       Sole                1,635,904
Teradata Corp.                         COM      88076W103      14,188     208,190 SH       Sole                  208,190
Texas Instruments, Inc.                COM      882508104       3,629     107,964 SH       Sole                  107,964
Trimble Navigation Limited             COM      896239100       1,760      32,349 SH       Sole                   32,349
United Rentals, Inc.                   COM      911363109      16,084     374,997 SH       Sole                  374,997
Universal Health Services, Inc         COM      913903100      68,657   1,638,200 SH       Sole                1,638,200
Varian Medical Systems, Inc.           COM      92220P105      16,447     238,500 SH       Sole                  238,500
W.W. Grainger, Inc.                    COM      384802104      15,037      70,000 SH       Sole                   70,000
WSFS Financial Corp.                   COM      929328102       1,990      48,546 SH       Sole                   48,546
Willis Group Holdings plc              COM      013131180      53,901   1,540,900 SH       Sole                1,540,900
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